Long-Lived Assets - Property and Equipment, narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Long-Lived Assets
Depreciation expense for property and equipment			$ 276	$ 361
Loss on disposal of fixed assets	$ 60	$ 50	$ 310	$ (4)